Financial risk management and financial instruments - Commodity Price Risk (Details) - $ / bbl	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Maximum
Financial risk management and financial instruments
Dated Brent Crude price	89.1	97.92
Average
Financial risk management and financial instruments
Dated Brent Crude price	74.59	84.74
Minimum
Financial risk management and financial instruments
Dated Brent Crude price	61.09	73.56